Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2013
Basis of Presentation [Abstract]
Service Center Subsidiaries
Company Name	Juridiction of Incorporation	Date of Incorporation
Aegean Marine Petroleum LLC (the "UAE Service Center")	United Arab Emirates	07/26/2000
Aegean Bunkering Gibraltar Ltd. (the "Gibraltar Service Center")	Gibraltar	08/07/1997
Aegean Bunkering Jamaica Ltd. (the "Jamaica Service Center")	Jamaica	11/25/2004
Aegean Bunkering (Singapore) Pte. Ltd. (the "Singapore Service Center")	Singapore	06/07/2005
Portland Bunkers International Ltd. (the "UK Service Center")	United Kingdom	12/13/1999
ICS Petroleum Ltd (the "Vancouver Service Center")	Canada	11/25/1985
ICS Petroleum (Montreal) Ltd (the "Montreal Service Center")	Canada	06/03/1986
Aegean Bunkering Trinidad Ltd. (the "Trinidad Service Center")	Trinidad & Tobago	02/20/2006
Aegean North West Europe NV ("ANWE", the "NW Europe Business Center")	Belgium	02/12/1986
Aegean Bunkering Combustibles Las Palmas S.A. (the "Canary Islands Service Center", the “Barcelona Service Center” and the “Algeciras Service Center”)	Las Palmas	04/30/2010
Aegean Bunkering Morocco SARL AU (the "Tangier Service Center")	Morocco	05/28/2010
Aegean Bunkering (Panama) SA (the "Panama Service Center")	Panama	04/28/2005
Aegean Bunkering USA LLP (the “US East Coast Business Center”)	USA	19/12/2013

Service Center Subsidiaries Owning Companies
Company Name	Service/Business center	Vessel Name	Year Built	Size (dwt)	Date Acquired
Aegean Marine Petroleum LLC	UAE	Aegean Flower	2001	6,523	01/05/2004
Aegean Bunkers at Sea NV	NW Europe	Sara	1990	7,389	10/09/2007
ICS Petroleum Ltd	Vancouver	PT36	1980	3,730	07/01/2008
Aegean Barges NV	NW Europe	Colorado	2004	5,088	04/01/2010
Aegean Barges NV	NW Europe	Blender	1963	736	04/01/2010
Aegean North West Europe NV	NW Europe	Willem SR*	2006	3,180	04/01/2010
Jadaco BV	NW Europe	Tapuit	1971	2,500	04/01/2010
Blatoma NV	NW Europe	Texas	2003	4,165	04/01/2010
Seatra BVBA	NW Europe	Montana	2011	4,319	05/26/2011
Aegean North West Europe NV	NW Europe	Florida*	2011	1,533	11/15/2011

Vessel Owning Subsidiaries
		Vessel Details
Company Name	Date of Incorporation	Vessel Name	Year Built	Size (dwt)	Date Acquired
Aegean X Maritime Inc. ("Aegean X")	08/31/2004	Aegean X	1982	6,400	08/31/2004
Mare Vision S.A. ("Mare")	11/01/2005	Aegean XI	1984	11,050	05/03/2006
Sea Breezer Marine S.A. ("Sea Breezer")	04/02/2004	Aegean Princess	1991	7,030	05/25/2007
Milos Shipping Pte. Ltd. ("Milos")	11/23/2006	Milos	2007	4,626	06/29/2007
Serifos Shipping Pte. Ltd. ("Serifos")	11/23/2006	Serifos	2007	4,664	11/20/2007
Pontos Navigation Inc. ("Pontos")	09/09/2002	Leader	1985	83,890	09/21/2007
Kithnos Maritime Inc. ("Kithnos")	01/28/2005	Kithnos	2007	4,626	11/30/2007
Mykonos I Maritime Inc. ("Mykonos I")	01/28/2005	Mykonos	2008	4,626	06/25/2008
West Coast Fuel Transport ("WCF")	09/10/1990	PT25	1988	2,560	07/01/2008
Santorini I Maritime Inc. ("Santorini I")	01/28/2005	Santorini	2008	4,629	09/26/2008
Eton Marine Ltd. ("Eton")	12/21/2005	Patmos	2008	6,262	11/18/2008
Paros Shipping Pte. Ltd. ("Paros")	01/28/2005	Paros	2008	4,629	11/25/2008
Kimolos Shipping Pte. Ltd. ("Kimolos")	01/28/2005	Kimolos	2008	4,664	03/04/2008
Syros I Maritime Inc. ("Syros I")	01/28/2005	Syros	2008	4,596	04/21/2008
AMP Maritime S.A.("Aegean Champion")	12/15/2008	Aegean Champion	1991	23,400	04/30/2009
Kerkyra Marine S.A.("Kerkyra")	09/26/2006	Kerkyra	2009	6,290	07/29/2009
Tasman Seaways Inc.("Kalymnos")	12/21/2005	Kalymnos	2009	6,283	02/20/2009
Paxoi Marine S.A.("Paxoi")	09/26/2006	Paxoi	2009	6,310	11/20/2009
Ithaki Marine S.A. ("Ithaki")	07/06/2009	Ithaki	2009	6,272	09/01/2009
Lefkas Marine S.A. ("Naxos")	12/18/2008	Naxos	2009	4,626	01/07/2009
Cephallonia Marine S.A.	09/26/2006	Kefalonia	2009	6,272	10/15/2009
PT22 Shipping Co. Ltd.("PT22")	01/22/2009	PT22	2001	2,315	05/29/2009
Lefkas Shipping Pte. Ltd. ("Lefkas")	09/26/2006	Lefkas	2010	6,321	03/16/2010
Andros Marine Inc. ("Andros")	02/21/2007	Andros	2010	4,605	02/05/2010
Zakynthos Marine S.A. ("Zakynthos")	09/27/2006	Zakynthos	2010	6,303	01/20/2010
Kythira Marine S.A. ("Kythira")	09/26/2006	Kythira	2010	6,314	04/30/2010
Dilos Marine Inc. ("Dilos")	02/21/2007	Dilos	2010	4,593	05/05/2010
Benmore Services S.A. ("Benmore")	12/21/2005	Nisyros	2010	6,312	06/01/2010
Santon Limited ("Santon")	01/10/2006	Leros	2010	6,311	09/03/2010
Kassos Navigation S.A. ("Kassos")	02/14/2008	Kassos	2010	6,256	10/29/2010
Tilos Shipping Pte Ltd. ("Tilos")	02/14/2011	Tilos	2011	6,263	03/28/2011
Anafi Shipping Pte. Ltd. ("Anafi")	05/16/2011	Anafi	2011	4,584	04/06/2011
Halki Navigation S.A. ("Halki")	02/14/2008	Halki	2011	6,256	07/28/2011
Aegean VII Shipping Ltd.	09/07/2005	Sikinos	2011	4,595	08/11/2011
Symi Navigation S.A.	02/14/2008	Symi	2012	6,256	04/11/2012

Vessel Maritime Companies With Operating Vessels In Greece
		Vessel Details
Company Name	Date of Incorporation	Vessel Name	Year Built	Size (dwt)	Date Acquired
Aegean Tiffany Maritime Company	01/23/2009	Aegean Tiffany	2004	2,747	07/07/2004
Aegean Breeze Maritime Company	01/23/2009	Aegean Breeze I	2004	2,747	07/07/2004
Aegean Rose Maritime Company	12/02/2002	Aegean Rose	1988	4,935	01/21/2003
Aegean Daisy Maritime Company	12/02/2002	Aegean Daisy	1988	4,935	01/21/2003
Aegean Ship III Maritime Company	06/23/2008	Aegean III	1990	2,973	07/08/2008
Aegean Ship VIII Maritime Company	06/23/2008	Aegean VIII	1989	2,973	07/08/2008
Aegean Ship XII Maritime Company	06/23/2008	Aegean XII	1979	3,680	07/08/2008
Aegean Ace Maritime Company	01/26/2009	Aegean Ace	1992	1,615	03/23/2009
Aegean Maistros Maritime Company	11/21/2007	Aegean Orion	1991	550	09/07/2009
Aegean Gas Maritime Company	07/24/2001	Mediterranean	1982	19,894	02/28/2010
Aegean Ostria Maritime Company	11/21/2007	Amorgos	2007	4,627	12/21/2007
Sealand Navigation Inc.	04/27/2011	Karpathos	2010	6,247	07/12/2010
Ios Shipping Ltd	11/14/2012	Ios	2010	4,620	09/08/2010

Other Companies With Material Assets And / Or Liabilities
Company Name	Date of Incorporation	Country of Incorporation	Activity
Aegean Investments S.A. ("Aegean Investments")	11/05/2003	Marshall Islands	Holding company
Aegean Holdings S.A. ("Aegean Holdings")	02/26/2003	Marshall Islands	Holding company
Aegean Oil (USA), LLC ("Aegean USA")	04/07/2005	United States	Marketing office
Aegean Petroleum International Inc.	02/22/2008	Marshall Islands	Fuel commerce
AMPNI Holdings Co Limited ("AMPNI Holdings")	02/02/2009	Cyprus	Holding company
Aegean Caribbean Holdings Inc.	01/07/2009	Saint Lucia	Holding company
Caribbean Renewable Energy Sources Inc.	02/02/2007	British Virgin Islands	Asset holder
Aegean Oil Terminal Corporation	04/14/2008	Marshall Islands	Site construction